Label		Element	Value
Pzena Emerging Markets Focused Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Pzena Emerging Markets Focused Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Pzena Emerging Markets Focused Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and MSCI Frontier Emerging Markets Index.  In managing the Fund’s assets, the Adviser will follow a classic value strategy and will look to invest in companies whose market capitalization is primarily among the 1,500 largest emerging markets companies as determined by the Adviser from publicly available data sources at the time of purchase.  The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy.  P-Notes are a type of equity-linked derivative which generally are traded over-the-counter.  The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Emerging Markets Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Emerging Markets Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Management Risk.  The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Emerging Markets Fund may experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Emerging Markets Fund may underperform other funds that use different investing styles.

•
P-Note Risk.  Even though a P-Note is intended to reflect the performance of the underlying equity security, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses.  In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Emerging Markets Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  The risks are greater for foreign real estate companies operating in emerging markets.

•
Newer Fund Risk. The Emerging Markets Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Pzena Emerging Markets Focused Value Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)		rr_OtherExpensesOverAssets	6.70%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	7.95%
Less: Fee Waiver and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(6.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,771
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	3,272
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 6,654
Pzena Emerging Markets Focused Value Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee		rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)		rr_OtherExpensesOverAssets	3.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.48%
Less: Fee Waiver and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,018
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,419

[1]	Pzena Investment Management, LLC (the "Adviser" has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.75% of average daily net assets of the Investor Class shares and 1.40% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.